Debt - Schedule of Aggregate Future Repayments of Indebtedness (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) extension_option	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Total principal amount of indebtedness	$ 4,140,235	$ 3,300,396
Revolving Credit Facility
Debt Instrument [Line Items]
Total principal amount of indebtedness	332,111	255,052
Mortgages, Senior Notes and Term Loans
Debt Instrument [Line Items]
2026	1,157,111
2027	0
2028	452,144
2029	400,000
2030	350,000
Thereafter	1,780,980
Total principal amount of indebtedness	4,140,235
Less: unamortized deferred financing costs(2)	(16,001)	(13,882)
Total indebtedness, net of deferred financing costs	4,124,234	3,286,514
Senior Notes | Private Senior A Notes, Due 2026
Debt Instrument [Line Items]
Total principal amount of indebtedness	200,000	200,000
Term Loans | 2025 Term Loan
Debt Instrument [Line Items]
Total principal amount of indebtedness	250,000	0
Term Loans | Tranche A-1
Debt Instrument [Line Items]
Total principal amount of indebtedness	$ 375,000	$ 375,000
Credit Facility | Revolving Credit Facility | 2025 Term Loan
Debt Instrument [Line Items]
Number of extensions | extension_option	1
Term of debt	6 months
Credit Facility | Revolving Credit Facility | Tranche A-1
Debt Instrument [Line Items]
Number of extensions | extension_option	2
Term of debt	12 months
Credit Facility | Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 2
Debt Instrument [Line Items]
Number of extensions | extension_option	2
Term of debt	6 months